Assets Held for Sale (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Assets Held For Sale
Xepi license fair value	$ 4,600		$ 4,600		$ 4,600	$ 4,600
Xepi license useful life	11 years		11 years		11 years
Amortization expense	$ 100	$ 100	$ 300	$ 300
Asset held for sale carrying amount	$ 2,300		$ 2,300